Vanguard Global Wellington Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	86 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Global Wellington Composite Index in USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.80%	7.58%	7.65%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	(0.44%)
FTSE Developed Net Tax (US RIC) Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.13%	11.23%	10.56%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.22%	6.18%	6.76%
Performance Inception Date	Nov. 02, 2017
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.11%	5.08%	5.80%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.58%	4.61%	5.14%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.35%	6.31%	6.89%
Performance Inception Date	Nov. 02, 2017